Significant partly-owned subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Interest In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2022. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2022	2021
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant NCI.
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2022	2021
Current assets	400	329
Non-current assets	958	1,010
Total assets	1,358	1,339
Current liabilities	140	220
Non-current liabilities	246	226
Total liabilities	386	446
Total equity attributable to BCE shareholders	678	622
NCI	294	271
(1)At December 31, 2022 and 2021, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2022 and 2021 include $5 million, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2022	2021
Operating revenues	986	879
Net earnings	180	158
Net earnings attributable to NCI	57	51
Total comprehensive income	198	164
Total comprehensive income attributable to NCI	63	53
Cash dividends paid to NCI	39	86
(1)CTV Specialty's net earnings and total comprehensive income include $4 million and $5 million directly attributable to NCI for 2022 and 2021, respectively.